Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 5,949	₩ 23,980
Debt instruments	758,250	811,498
Deposits	1,813,863	1,724,245
Others	125,577	60,323
Fair value of plan assets	₩ 2,703,639	₩ 2,620,046